Deposits	12 Months Ended
Dec. 31, 2016
Deposits [Abstract]
Deposits

NOTE 8 - DEPOSITS

Time deposits at December 31, 2016 and 2015 include individual deposits greater than $250,000 of $4,341,000 and $3,393,000, respectively.  Interest expense on time deposits greater than $250,000 amounted to $31,000 for 2016, $23,000 for 2015, and $37,000 for 2014.

At December 31, 2016, time deposits amounted to $129,460,000 and were scheduled to mature as follows: 2017, $73,242,000; 2018, $30,694,000; 2019, $6,955,000; 2020, $12,455,000; 2021, $5,866,000; and thereafter, $248,000.

Certain directors and executive officers, including their immediate families and companies in which they are principal owners, are depositors of the Corporation.  Such deposits amounted to $3,436,000 and $3,705,000 at December 31, 2016 and 2015, respectively.